Common Stock: (Details Textual) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 12, 2016
Class of Stock [Line Items]
Common Stock, Shares Authorized	400,000,000	400,000,000	300,000,000	400,000,000
Convertible Preferred Stock, Shares Issued upon Conversion		24,571,077
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.06	$ 0.82
Series A Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted		21,363,000	1,637,000
Convertible Preferred Stock, Shares Issued upon Conversion		21,363,000	1,637,000
Weighted Average Anti-dilution Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		3,208,077
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	4,300
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0001
Neurotrope Inc. [Member] | Common Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	430,000
Warrants Exercisable	27,364	565,061	613,228
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	27,364	565,061	613,228
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01	$ 0.01